Long-term investments (Detail Textuals)	12 Months Ended	1 Months Ended
	Jun. 30, 2013 USD ($)	Feb. 28, 2011 Pingdingshan Xinhua District Rural Cooperative Bank USD ($)	Feb. 28, 2011 Pingdingshan Xinhua District Rural Cooperative Bank CNY
Schedule of Cost-method Investments [Line Items]
Long-term Investments		$ 1,300,000	8,000,000
Percentage of interest in Cooperative Bank		2.86%	2.86%
Dividend income	$ 191,160